REVENUE FROM CONTRACTS WITH CUSTOMERS - Disclosure of revenue from contracts with customers, disaggregated by revenue source (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total oil and gas revenue	$ 844,644	$ 439,843	$ 263,514
Total revenue from contracts with customers	846,047	441,366	264,879
Crude Oil & Field Condensate [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total oil and gas revenue	417,791	199,108	125,711
Natural Gas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total oil and gas revenue	315,423	165,957	104,267
Natural Gas Liquids [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total oil and gas revenue	111,430	74,778	33,536
Treating, Processing And Gathering [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,403	1,343	954
Transportation Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	$ 0	$ 180	$ 411